Related Parties Transactions	12 Months Ended
Dec. 31, 2022
Related party transactions [abstract]
Related Parties Transactions	Related Parties Transactions
Related Party Subleases and royalties
During 2019, PureTech executed a sublease agreement with a related party, Gelesis. Please refer to Note 21 for further details regarding the sublease.
The Group receives royalties from Gelesis on its product sales. Such royalties amounted to $509 thousand and $231 thousand for the years ended December 31, 2022 and 2021, respectively and are presented in Contract revenue in the Consolidated Statements of Comprehensive Income/(Loss).
Key Management Personnel Compensation
Key management includes executive directors and members of the executive management team of the Group (not including compensation provided to non-executive directors). The key management personnel compensation of the Group was as follows for the years ended December 31:

	2022 $000s	2021 $000s	2020 $000s
As of December 31
Short-term employee benefits	4,369	4,666	4,833
Share-based payment expense	2,741	4,045	5,822
Total	7,109	8,711	10,656
Short-term employee benefits include salaries, health care and other non-cash benefits. Share-based payments are generally subject to vesting terms over future periods.
For cash settlements of share based awards – see Note 8.
In addition the Company paid remuneration to non-executive directors in the amounts of $655 thousand, $605 thousand and $690 thousand for the years ended December 31, 2022, 2021, and 2020, respectively. Also, the Company incurred $365 thousand and $161 thousand of stock based compensation expense for such non-executive directors for the years ended December 31, 2022 and 2021, respectively. There is no stock based compensation expense for such non-executive directors for the year ended December 31, 2020.
During the years ended December 31, 2022 and 2021, the Company incurred $51 thousand, and $181 thousand, respectively of expenses paid to related parties.
Convertible Notes Issued to Directors
Certain related parties of the Group have invested in convertible notes issued by the Group’s subsidiaries. As of December 31, 2022 and 2021, the outstanding related party notes payable totaled $99 thousand and $94 thousand respectively, including principal and interest.
The notes issued to related parties bear interest rates, maturity dates, discounts and other contractual terms that are the same as those issued to outside investors during the same issuances, as described in Note 17.
Directors’ and Senior Managers’ Shareholdings and Share Incentive Awards
The Directors and senior managers hold beneficial interests in shares in the following businesses and sourcing companies as at December 31, 2022:

	Business Name (Share Class)	Number of shares held as of December 31, 2022	Number of options held as of December 31, 2022	Number of RSUs held as of December 31, 2022	Ownership Interest¹
Directors:
Ms Daphne Zohar²	Gelesis (Common)	465,121	3,303,306	1,349,697	4.45%
Dr Robert Langer	Entrega (Common)	250,000	82,500	—	4.09%
Dr Raju Kucherlapati	Enlight (Class B Common)	—	30,000	—	3.00%
	Gelesis (Common)	139,625	—	50,639	0.12%
Dr John LaMattina[3]	Akili (Common)	56,554	—	—	0.07%
	Gelesis (Common)[3]	395,035	37,129	—	0.38%
	Vedanta Biosciences (Common)	25,000	—	—	0.17%
Senior Managers:
Dr Bharatt Chowrira	Karuna (Common)	5,000	—	—	0.01%
Dr Joseph Bolen	Vor (Common)	—	9,191	—	0.01%
1    Ownership interests as of December 31, 2022 are calculated on a diluted basis, including issued and outstanding shares, warrants and options (and written commitments to issue options) but excluding unallocated shares authorized to be issued pursuant to equity incentive plans and any shares issuable upon conversion of outstanding convertible promissory notes.
2    Common shares, RSUs and options held by Yishai Zohar, who is the husband of Ms. Zohar. Ms. Zohar does not have any direct interest in the share capital of Gelesis. Ms. Zohar recuses herself from any and all material decisions with regard to Gelesis.
3    Dr John and Ms Mary LaMattina hold 345,035 shares of common shares in Gelesis. Individually, Dr LaMattina holds 50,000 shares of Gelesis and convertible notes issued by Appeering in the aggregate principal amount o $50,000.

Directors and senior managers hold 25,371,839 ordinary shares and 9.1 percent voting rights of the Company as of December 31, 2022. This amount excludes options to purchase 2,350,000 ordinary shares. This amount also excludes 6,448,899 shares, which are issuable based on the terms of performance based RSU awards granted to certain senior managers covering the financial years 2022, 2021 and 2020, and 172,056 shares, which are issuable to directors immediately prior to the Company's 2023 Annual General Meeting of Stockholders based on the terms of the RSU awards granted to non-executive directors in 2022. Such shares will be issued to such senior managers and non executive directors in future periods provided that performance and/or service conditions are met and certain of the shares will be withheld for payment of customary withholding taxes.
Note from Associate
See Note 16 for details on the notes issued by Gelesis to the Company. The Company recognized finance income of 1.6 million with respect to interest and changes in fair value related to the notes.
As of December 31, 2022 the Group has a receivable from an associate in the amount of 1.1 million